GOODWILL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)
GOODWILL
Reporting unit | segment	5
Costs:
Beginning balance	$ 428	$ 401
Addition (Note 3)	25,035
Foreign currency adjustment	(367)	27
Ending balance	25,096	428
Goodwill, net	$ 25,096	$ 428